Related Party Transactions	12 Months Ended
Oct. 31, 2018
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Related Party Transactions

NOTE 28:  RELATED PARTY TRANSACTIONS

Parties are considered to be related if one party has the ability to directly or indirectly control the other party or exercise significant influence over the other party in making financial or operational decisions. The Bank's related parties include key management personnel, their close family members and their related entities, subsidiaries, associates, joint ventures, and post-employment benefit plans for the Bank's employees.

TRANSACTIONS WITH KEY MANAGEMENT PERSONNEL, THEIR CLOSE FAMILY MEMBERS, AND THEIR RELATED ENTITIES

Key management personnel are those persons having authority and responsibility for planning, directing, and controlling the activities of the Bank, directly or indirectly. The Bank considers certain of its officers and directors to be key management personnel. The Bank makes loans to its key management personnel, their close family members, and their related entities on market terms and conditions with the exception of banking products and services for key management personnel, which are subject to approved policy guidelines that govern all employees.

As at October 31, 2018, $149 million (October 31, 2017 – $180 million) of related party loans were outstanding from key management personnel, their close family members, and their related entities.

COMPENSATION

The remuneration of key management personnel was as follows:

Compensation
(millions of Canadian dollars)	For the years ended October 31
	2018	2017	2016
Short-term employee benefits	$34	$33	$25
Post-employment benefits	3	3	3
Share-based payments	37	32	32
Total	$74	$68	$60

In addition, the Bank offers deferred share and other plans to non-employee directors, executives, and certain other key employees. Refer to Note 23 for further details.

In the ordinary course of business, the Bank also provides various banking services to associated and other related corporations on terms similar to those offered to non-related parties.

TRANSACTIONS WITH SUBSIDIARIES, TD AMERITRADE, AND SYMCOR INC.

Transactions between the Bank and its subsidiaries meet the definition of related party transactions. If these transactions are eliminated on consolidation, they are not disclosed as related party transactions.

Transactions between the Bank, TD Ameritrade, and Symcor Inc. (Symcor) also qualify as related party transactions. There were no significant transactions between the Bank, TD Ameritrade, and Symcor during the year ended October 31, 2018, other than as described in the following sections and in Note 12.

Other Transactions with TD Ameritrade and Symcor

(1) TRANSACTIONS WITH TD AMERITRADE HOLDING CORPORATION

The Bank is party to an insured deposit account (IDA) agreement with TD Ameritrade, pursuant to which the Bank makes available to clients of TD Ameritrade, FDIC-insured money market deposit accounts as either designated sweep vehicles or as non-sweep deposit accounts. TD Ameritrade provides marketing and support services with respect to the IDA. The Bank paid fees of $1.9 billion during the year ended October 31, 2018 (October 31, 2017 – $1.5 billion; October 31, 2016 – $1.2 billion) to TD Ameritrade related to deposit accounts. The amount paid by the Bank is based on the average insured deposit balance of $140 billion for the year ended October 31, 2018 (October 31, 2017 – $124 billion; October 31, 2016 – $112 billion) with a portion of the amount tied to the actual yield earned by the Bank on the investments, less the actual interest paid to clients of TD Ameritrade, and the balance tied to an agreed rate of return. The Bank earns a servicing fee of 25 bps on the aggregate average daily balance in the sweep accounts (subject to adjustment based on a specified formula).

As at October 31, 2018, amounts receivable from TD Ameritrade were $137 million (October 31, 2017 – $68 million). As at October 31, 2018, amounts payable to TD Ameritrade were $174 million (October 31, 2017 – $167 million).

The Bank and other financial institutions provided TD Ameritrade with unsecured revolving loan facilities. The total commitment provided by the Bank was $338 million, which was undrawn as at October 31, 2018, and October 31, 2017.

(2) TRANSACTIONS WITH SYMCOR

The Bank has one-third ownership in Symcor, a Canadian provider of business process outsourcing services offering a diverse portfolio of integrated solutions in item processing, statement processing and production, and cash management services. The Bank accounts for Symcor's results using the equity method of accounting. During the year ended October 31, 2018, the Bank paid $86 million (October 31, 2017 – $93 million; October 31, 2016 – $97 million) for these services. As at October 31, 2018, the amount payable to Symcor was $14 million (October 31, 2017 – $15 million).

The Bank and two other shareholder banks have also provided a $100 million unsecured loan facility to Symcor which was undrawn as at October 31, 2018, and October 31, 2017.